Other Income and Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other (income) expense - net [Member] | Central [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets		$ 11	$ 12	$ 0
Loss related to sale of certain assets		0	10	0
Other (income) expense - net [Member] | Northeast G&P [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets		32	30	0
Contingency gain settlement	[1]	0	(154)	0
Net gain related to acreage dedication release		0	(12)	0
Other (income) expense - net [Member] | Northeast G&P [Member] | Producer claim [Member]
Segment Reporting Information [Line Items]
Loss associated with a producer claim		0	0	25
Other (income) expense - net [Member] | Atlantic-Gulf [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets		5	10	0
Amortization of regulatory asset associated with asset retirement obligations		33	33	30
Other (income) expense - net [Member] | Atlantic-Gulf [Member] | Asset Impairment for Regulatory Action [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets		0	(3)	12
Insurance recoveries		0	0	(16)
Other (income) expense - net [Member] | West [Member]
Segment Reporting Information [Line Items]
Impairment of certain assets		97	0	0
Net insurance recoveries - Geismar Incident [Member] | NGL & Petchem Services [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance recoveries		(126)	(246)	(50)
Insurable expenses in excess of our deductibles			14	10
Selling, general, and administrative expenses [Member] | Central [Member] | Acquisition and Merger [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs		26	27
Selling, general, and administrative expenses [Member] | Central [Member] | Acquisition [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs			16
Selling, general, and administrative expenses [Member] | Central [Member] | Transition costs [Member]
Segment Reporting Information [Line Items]
Business combination, integration related costs		9	15
Operating and maintenance expenses [Member] | Central [Member] | Transition costs [Member]
Segment Reporting Information [Line Items]
Business combination, integration related costs		12	15
Operating and maintenance expenses [Member] | NGL & Petchem Services [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance deductible expense				13
Interest incurred [Member] | Acquisition [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs			9
Interest incurred [Member] | Merger [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs		2
Service revenues [Member] | Central [Member]
Segment Reporting Information [Line Items]
Minimum volume commitment fees		239	167
Product costs [Member] | NGL & Petchem Services [Member]
Segment Reporting Information [Line Items]
Inventory Write-down		6	27
Other income (expense) - net [Member]
Segment Reporting Information [Line Items]
Gain on extinguishment of debt		14
Other income (expense) - net [Member] | Atlantic-Gulf [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity		$ 76	$ 33	$ 19

[1]	In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which was recognized as a gain in the fourth quarter of 2014.